CONDENSED CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Total revenues	¥ 678,125	¥ 630,028	¥ 2,037,860	¥ 1,994,844
Expenses:
Interest expense	47,703	37,158	138,594	88,631
Costs of operating leases	89,508	84,700	266,402	249,541
Life insurance costs	78,701	67,077	300,798	287,792
Costs of goods and real estate sold	62,454	40,770	187,249	272,979
Services expense	143,202	153,485	410,379	421,259
Other (income) and expense	(2,316)	5,432	187	12,373
Selling, general and administrative expenses	156,671	144,333	458,936	412,287
Provision for credit losses	5,688	6,033	14,212	7,707
Write-downs of long-lived assets	105	1,554	643	1,807
Write-downs of securities	246	536	262	607
Total expenses	581,962	541,078	1,777,662	1,754,983
Operating Income	96,163	88,950	260,198	239,861
Equity in Net Income of Affiliates	21,427	11,651	38,231	18,275
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	7,950	18,283	11,578	26,872
Bargain Purchase Gain	0	1,018	0	1,018
Income before Income Taxes	125,540	119,902	310,007	286,026
Provision for Income Taxes	38,555	28,855	92,382	68,836
Net Income	86,985	91,047	217,625	217,190
Net Income (Loss) Attributable to the Noncontrolling Interests	(4,147)	1,426	(1,645)	5,247
Net Income Attributable to the Redeemable Noncontrolling Interests	27	11	65	23
Net Income Attributable to ORIX Corporation Shareholders	¥ 91,105	¥ 89,610	¥ 219,205	¥ 211,920
Basic:
Net Income Attributable to ORIX Corporation Shareholders	¥ 78.91	¥ 76.3	¥ 188.68	¥ 179.08
Diluted:
Net Income Attributable to ORIX Corporation Shareholders	¥ 78.78	¥ 76.2	¥ 188.39	¥ 178.86
Finance revenues
Revenues:
Total revenues	¥ 87,902	¥ 83,857	¥ 258,839	¥ 237,008
Gains on investment securities and dividends
Revenues:
Total revenues	5,283	19,914	16,617	19,168
Operating leases
Revenues:
Total revenues	131,487	119,616	391,436	368,760
Life insurance premiums and related investment income
Revenues:
Total revenues	108,274	93,106	394,012	356,317
Sales of goods and real estate
Revenues:
Total revenues	87,639	51,959	261,439	316,979
Services income
Revenues:
Total revenues	¥ 257,540	¥ 261,576	¥ 715,517	¥ 696,612